SHARE-BASED PAYMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Share shares	Dec. 31, 2018 USD ($) Share shares	Mar. 02, 2016
Disclosure Of Share Based Payments [Line Items]
Number of share options granted in a share-based payment arrangement	288,000	930,000
Percentage of shares outstanding to determine number of options authorized to grant			10.00%
Share units purchased and held in trust	540,000	272,067
Share units purchased and held in trust, amount | $	$ 6,350	$ 3,062
Payments of withholding taxes in cash | $	$ (3,122)	$ (2,722)
Shares held in trust | shares	487,314	199,708
Compensation cost | $	$ 5,172	$ 4,381
Executive [Member]
Disclosure Of Share Based Payments [Line Items]
Number of share options granted in a share-based payment arrangement	288,000	930,000
Restricted share unit [Member]
Disclosure Of Share Based Payments [Line Items]
Number of units granted during the year	392,898	442,353
Number of share units outstanding	496,942	657,727
Number of units vested during the year	497,284	457,408
Number of units settled through issuance of shares held in trust | shares	252,394	266,610